Schedule of Accrued Expenses and Other Current Liabilities (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Customer deposits		$ 424
Accrued bonus		122
Total accrued expenses and other current liabilities		546
Customer deposits	$ 2,507	424
Accrued bonus	116	122
Taxes	6
Total accrued expenses and other current liabilities	$ 2,629	$ 546